RELATED PARTIES - Compensation of key management personnel (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($) item	Jun. 30, 2024 USD ($) item
RELATED PARTIES
Short-term employee benefits	$ 698	$ 826
Share-based payments	369	574
Post-employment benefits		18
Key management personnel compensation	$ 1,067	$ 1,418
Number of key officers | item	7	7